SCHEDULE OF INCOME TAX PROVISION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Federal
Current
Deferred
State and local
Current
Deferred
Foreign
Current		1,013
Deferred
Income tax provision / (benefit)		$ 1,013